CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allocated Share-based Compensation Expense	¥ 3,851	¥ 288,763
Cost of Revenues
Allocated Share-based Compensation Expense	314	19,244	¥ 0
Selling and Marketing Expense
Allocated Share-based Compensation Expense	773	75,237	0
General and Administrative Expense
Allocated Share-based Compensation Expense	¥ 2,764	¥ 194,282	¥ 0